UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Overview:
Selected American Shares	6
Selected Special Shares	7
Selected Daily Government Fund	8

Expense Example	9

Schedule of Investments:
Selected American Shares	11
Selected Special Shares	16
Selected Daily Government Fund	20

Statements of Assets and Liabilities	23

Statements of Operations	25

Statements of Changes in Net Assets	26

Notes to Financial Statements	28

Financial Highlights	35

Fund Information	39

Director Approval of Advisory Agreements	40

Directors and Officers	43

SELECTED FUNDS                                                                                                                                 Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

August 7, 2009

SELECTED FUNDS                                                                                           Management’s Discussion and Analysis

Selected American Shares

Selected American Shares’ Class S shares delivered a total return on net asset value of 5.61% (Class D shares returned 5.79%) for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 3.16%. The sectors3 within the Index that turned in the strongest performance over the six-month period were information technology, materials, and consumer discretionary. The sectors that turned in the weakest performance over the six-month period were industrials, telecommunication services, and financials.

Factors Impacting the Fund’s Performance

The Fund’s investment in industrial companies was an important contributor4 to performance. While the Index’s industrial companies lost 6%, the Fund’s industrial companies gained 17%. China Merchants Holdings5 and Iron Mountain were among the most important contributors to performance.

Information technology companies were the most important contributor to the performance of both the Fund and the Index (up 23% versus up 25% for the Index) over the six-month period. A lower relative average weighting in this strongly performing sector (9% versus 17% for the Index) detracted from performance. Texas Instruments, Microsoft, and Google were among the most important contributors to performance.

The Fund had more invested in financial companies than in any other sector (27% versus 12% for the Index). The Fund’s financial companies out-performed the corresponding sector within the Index (up 1% versus down 3% for the Index). American Express was among the most important contributors to performance. Wells Fargo, Berkshire Hathaway, and Bank of America were among the most important detractors from performance. The Fund no longer owns Bank of America.

Health care companies also made important contributions to performance. The Fund’s health care companies out-performed the corresponding sector within the Index (up 12% versus roughly flat for the Index). Schering-Plough was among the most important contributors to performance.

Consumer staple companies detracted from performance. The Fund’s consumer staple companies under-performed the corresponding sector within the Index (down 4% versus down 2% for the Index). Costco Wholesale and Philip Morris were among the most important detractors from performance.

Energy companies included two of the most important contributors to performance, Canadian Natural Resources and Occidental Petroleum, and two of the most important detractors from performance, ConocoPhillips and Devon Energy. The Fund had more invested in energy companies than the Index (17% versus 13% for the Index) and the Fund’s energy companies out-performed the corresponding sector within the Index (up 3% versus down 2% for the Index).

The Fund held approximately 14% of its net assets in foreign companies at June 30, 2009. As a whole these companies out-performed the domestic companies held by the Fund.

SELECTED FUNDS                                                                  Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Selected Special Shares’ Class S shares delivered a total return on net asset value of 17.06% (Class D shares returned 17.18%) for the six-month period ended June 30, 20091. Over the same time period, the Russell 3000® Index2 (“Index”) returned 4.20%. The sectors3 within the Index that turned in the strongest performance over the six-month period were information technology, materials, and consumer discretionary. The sectors that turned in the weakest performance over the six-month period were financials, industrials, and telecommunication services.

Factors Impacting the Fund’s Performance

Information technology companies were the most important contributor4 to the performance of both the Fund and the Index. The Fund’s information technology companies out-performed the corresponding sector within the Index (up 31% versus up 25% for the Index). The Fund’s performance also benefited from a higher relative average weighting in this strongly performing sector (21% versus 17% for the Index). Google5, Texas Instruments, Microsoft, and Agilent Technologies were among the most important contributors to performance.

The Fund’s investment in health care companies made important contributions to performance. The Fund’s health care companies out-performed the corresponding sector within the Index (up 17% versus up 2% for the Index). Schering-Plough was among the most important contributors to performance. Johnson & Johnson and UnitedHealth Group were among the most important detractors from performance.

The Fund had more invested in consumer discretionary companies than in any other sector over the period and these companies made important contributions to performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 16% versus up 12% for the Index). The Fund’s performance also benefited from a higher relative average weighting in this strongly performing sector (23% versus 10% for the Index). Netflix, Hunter Douglas, and Walt Disney were among the most important contributors to performance. Comcast, Lagardere, and H&R Block were among the most important detractors from performance. The Fund no longer owns Netflix.

Other important contributors to performance included Transocean and Level 3 Communications. Other important detractors from performance included Markel, Ambac Financial, Blount International, Costco Wholesale, and Devon Energy. The Fund no longer owns Ambac Financial.

The Fund held approximately 17% of its net assets in foreign companies at June 30, 2009. As a whole these companies out-performed the Index but under-performed the domestic companies held by the Fund.

___________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

SELECTED FUNDS                                                                  Management’s Discussion and Analysis – (Continued)

1      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2009 and the annualized operating expense ratios for the six-month period ended June 30, 2009.

Fund Name	1-Year	5-Year	10-Year	Expense Ratio
Selected American Shares S	(27.97)%	(1.85)%	0.37%	0.95%
Selected Special Shares S	(22.11)%	(2.48)%	(0.18)%	1.44%

Fund Name	1-Year	5-Year	Inception (May 3, 2004)	Expense Ratio
Selected American Shares D	(27.70)%	(1.53)%	(1.22)%	0.63%
Selected Special Shares D	(21.66)%	(2.11)%	(1.92)%	0.94%

Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)
Standard & Poor’s 500® Index	(26.21)%	(2.24)%	(2.22)%	(1.72)%
Russell 3000® Index	(26.56)%	(1.84)%	(1.46)%	(1.31)%

Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3      The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS                                                                                                                                         Fund Overview

SELECTED AMERICAN SHARES, INC.	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	81.80%	Energy	16.42%	12.42%
Common Stock (Foreign)	13.94%	Diversified Financials	12.24%	7.41%
Corporate Bonds	1.04%	Insurance	11.48%	2.35%
Convertible Bonds (U.S.)	0.39%	Health Care	9.03%	13.97%
Convertible Bonds (Foreign)	0.18%	Information Technology	9.03%	18.40%
Stock Rights (Foreign)	0.12%	Materials	6.52%	3.23%
Short Term Investments	2.26%	Food & Staples Retailing	6.48%	3.05%
Other Assets & Liabilities	0.27%	Media	5.09%	2.58%
	100.00%	Banks	4.23%	2.83%
		Food, Beverage & Tobacco	4.20%	6.08%
		Commercial & Professional Services	3.64%	0.70%
		Transportation	2.60%	2.03%
		Retailing	2.34%	3.21%
		Other	2.31%	11.33%
		Automobiles & Components	1.51%	0.48%
		Household & Personal Products	1.45%	2.84%
		Capital Goods	1.43%	7.09%
			100.00%	100.00%

Top 10 Holdings

(% of Fund's Net Assets)

___________________________________________________________________________

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.73%
Occidental Petroleum Corp.	Energy	4.66%
Wells Fargo & Co.	Commercial Banks	4.13%
Costco Wholesale Corp.	Food & Staples Retailing	3.92%
EOG Resources, Inc.	Energy	2.84%
Devon Energy Corp.	Energy	2.82%
JPMorgan Chase & Co.	Diversified Financial Services	2.69%
American Express Co.	Consumer Finance	2.64%
CVS Caremark Corp.	Food & Staples Retailing	2.40%
Loews Corp.	Multi-line Insurance	2.24%

SELECTED FUNDS                                                                                                                                         Fund Overview

SELECTED SPECIAL SHARES, INC.	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	78.52%	Information Technology	21.09%	18.53%
Common Stock (Foreign)	17.01%	Health Care	18.19%	13.77%
Convertible Bonds	1.49%	Media	12.54%	2.61%
Short Term Investments	2.86%	Diversified Financials	8.30%	6.47%
Other Assets & Liabilities	0.12%	Insurance	6.92%	2.71%
	100.00%	Energy	5.86%	11.27%
		Capital Goods	5.71%	7.48%
		Materials	5.07%	3.75%
		Consumer Durables & Apparel	4.46%	1.18%
		Consumer Services	2.88%	2.16%
		Commercial & Professional Services	2.25%	1.08%
		Other	2.24%	20.73%
		Telecommunication Services	1.87%	3.23%
		Transportation	1.54%	1.88%
		Banks	1.08%	3.15%
			100.00%	100.00%

Top 10 Holdings

(% of Fund's Net Assets)

___________________________________________________________________________

Google Inc., Class A	Software & Services	6.15%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	5.45%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	4.48%
Markel Corp.	Property & Casualty Insurance	3.33%
Microsoft Corp.	Software & Services	3.32%
Walt Disney Co.	Media	3.23%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.11%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	2.86%
Comcast Corp., Special Class A	Media	2.71%
Hunter Douglas NV	Consumer Durables & Apparel	2.58%

SELECTED FUNDS                                                                                                                                         Fund Overview

SELECTED CAPITAL PRESERVATION TRUST -	At June 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	36.54%	0-30 Days	48.47%
Freddie Mac	19.69%	31-90 Days	11.15%
Fannie Mae	12.44%	91-180 Days	28.40%
Federal Farm Credit Bank	11.65%	181-397 Days	11.98%
Repurchase Agreements	11.31%		100.00%
Mortgages	4.96%
Other Agencies	2.77%
Private Export Funding	0.33%
Other Assets & Liabilities	0.31%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS                                                                                                            Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/2009)	(06/30/2009)	(01/01/2009-06/30/2009)
Selected American Shares
Class S
Actual	$1,000.00	$1,056.08	$4.84
Hypothetical	$1,000.00	$1,020.08	$4.76
Class D
Actual	$1,000.00	$1,057.89	$3.21
Hypothetical	$1,000.00	$1,021.67	$3.16
Selected Special Shares
Class S
Actual	$1,000.00	$1,170.59	$7.75
Hypothetical	$1,000.00	$1,017.65	$7.20
Class D
Actual	$1,000.00	$1,171.81	$5.06
Hypothetical	$1,000.00	$1,020.13	$4.71
Selected Daily Government Fund
Class S
Actual	$1,000.00	$1,001.91	$3.33
Hypothetical	$1,000.00	$1,021.47	$3.36
Class D
Actual	$1,000.00	$1,002.79	$2.33
Hypothetical	$1,000.00	$1,022.46	$2.36

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account valueover the period, multiplied by 181/365 (to reflect the one-half year period). See page 10 for a description of the “Expense Example”. The annualized operating expense ratios for the six-month period ended June 30, 2009 are as follows:

Annualized Expense Ratio**
Selected American Shares
Class S	0.95%
Class D	0.63%
Selected Special Shares
Class S	1.44%
Class D	0.94%
Selected Daily Government Fund
Class S	0.67%
Class D	0.47%

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

SELECTED FUNDS                                                                                    Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2009.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED AMERICAN SHARES, INC.	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (95.74%)
CONSUMER DISCRETIONARY – (9.00%)
Automobiles & Components – (0.78%)
3,439,500	Harley-Davidson, Inc.	$55,754,295

Consumer Durables & Apparel – (0.34%)
456,000	Garmin Ltd.	10,857,360
328,596	Hunter Douglas NV (Netherlands)	13,414,245

		24,271,605

Consumer Services – (0.64%)
2,657,000	H&R Block, Inc.	45,780,110

Media – (4.96%)
8,757,500	Comcast Corp., Special Class A	123,305,600
3,958,000	Grupo Televisa S.A., ADR (Mexico)	67,286,000
1,385,800	Liberty Media Corp. - Entertainment, Series A *	36,973,144
8,511,500	News Corp., Class A	77,539,765
2,199,000	Walt Disney Co.	51,302,670

		356,407,179

Retailing – (2.28%)
419,500	Amazon.com, Inc. *	35,095,370
2,630,000	Bed Bath & Beyond Inc. *	80,688,400
2,675,000	CarMax, Inc. *	39,322,500
1,732,250	Liberty Media Corp. - Interactive, Series A *	8,678,573

		163,784,843

	TOTAL CONSUMER DISCRETIONARY	645,998,032

CONSUMER STAPLES – (11.83%)
Food & Staples Retailing – (6.32%)
6,155,900	Costco Wholesale Corp.	281,263,071
5,397,945	CVS Caremark Corp.	172,032,507

		453,295,578

Food, Beverage & Tobacco – (4.10%)
500,500	Coca-Cola Co.	24,018,995
7,850,908	Diageo PLC (United Kingdom)	112,565,645
2,318,150	Heineken Holding NV (Netherlands)	73,625,616
517,300	Hershey Co.	18,622,800
1,494,167	Philip Morris International Inc.	65,175,564

		294,008,620

Household & Personal Products – (1.41%)
1,987,000	Procter & Gamble Co.	101,535,700

	TOTAL CONSUMER STAPLES	848,839,898

ENERGY – (16.01%)
2,767,700	Canadian Natural Resources Ltd. (Canada)	145,276,573
41,208,200	China Coal Energy Co. - H (China)	49,130,492
3,182,260	ConocoPhillips	133,845,856
3,720,842	Devon Energy Corp.	202,785,889
3,006,200	EOG Resources, Inc.	204,181,104
5,081,600	Occidental Petroleum Corp.	334,420,096
34,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)	17,643,086
831,124	Transocean Ltd. *	61,744,202

	TOTAL ENERGY	1,149,027,298

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.91%)
Banks – (4.13%)
	Commercial Banks – (4.13%)
12,210,579	Wells Fargo & Co.	$296,228,647

Diversified Financials – (11.93%)
	Capital Markets – (5.52%)
1,662,707	Ameriprise Financial, Inc.	40,353,899
4,888,100	Bank of New York Mellon Corp.	143,270,211
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	30,373,504
289,000	Goldman Sachs Group, Inc.	42,610,160
3,591,210	Julius Baer Holding AG (Switzerland)	139,411,199

		396,018,973

	Consumer Finance – (2.64%)
8,160,800	American Express Co.	189,656,992

	Diversified Financial Services – (3.77%)
5,651,740	JPMorgan Chase & Co.	192,780,851
2,265,600	Moody's Corp.	59,698,560
289,500	Visa Inc., Class A	18,024,270

		270,503,681

		856,179,646

Insurance – (11.18%)
	Life & Health Insurance – (0.32%)
658,000	Principal Financial Group, Inc.	12,396,720
400,000	Sun Life Financial Inc. (Canada)	10,768,000

		23,164,720

	Multi-line Insurance – (2.56%)
4,253,662	American International Group, Inc. *	4,934,248
1,531,000	Hartford Financial Services Group, Inc.	18,172,970
5,874,000	Loews Corp.	160,947,600

		184,054,818

	Property & Casualty Insurance – (7.17%)
3,770	Berkshire Hathaway Inc., Class A *	339,300,000
3,730	Berkshire Hathaway Inc., Class B *	10,801,073
21,700	Markel Corp. *	6,112,890
1,579,500	NIPPONKOA Insurance Co., Ltd. (Japan)	9,214,501
9,900,800	Progressive Corp. (Ohio) *	149,601,088

		515,029,552

	Reinsurance – (1.13%)
1,863,687	Transatlantic Holdings, Inc.	80,753,558

		803,002,648

Real Estate – (0.67%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	48,169,031

	TOTAL FINANCIALS	2,003,579,972

HEALTH CARE – (8.80%)
Health Care Equipment & Services – (3.70%)
743,900	Becton, Dickinson and Co.	53,047,509
1,610,000	Cardinal Health, Inc.	49,185,500
1,230,000	Express Scripts, Inc. *	84,525,600
283,500	Laboratory Corp. of America Holdings *	19,218,465

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
2,378,500	UnitedHealth Group Inc.	$59,414,930

		265,392,004

Pharmaceuticals, Biotechnology & Life Sciences – (5.10%)
1,989,000	Johnson & Johnson	112,975,200
2,264,000	Merck & Co., Inc.	63,301,440
4,031,200	Pfizer Inc.	60,468,000
5,168,500	Schering-Plough Corp.	129,832,720

		366,577,360

	TOTAL HEALTH CARE	631,969,364

INDUSTRIALS – (7.48%)
Capital Goods – (1.39%)
1,646,000	ABB Ltd., ADR (Switzerland)	25,973,880
660,000	PACCAR Inc.	21,443,400
2,027,783	Tyco International Ltd.	52,681,802

		100,099,082

Commercial & Professional Services – (3.55%)
1,241,000	D&B Corp.	100,781,610
5,363,250	Iron Mountain Inc. *	154,193,438

		254,975,048

Transportation – (2.54%)
23,464,601	China Merchants Holdings International Co., Ltd. (China)	67,214,294
17,840,000	China Shipping Development Co. Ltd. - H (China)	22,973,168
13,859,500	Cosco Pacific Ltd. (China)	15,558,306
502,910	Kuehne & Nagel International AG, Registered (Switzerland)	39,388,561
740,500	United Parcel Service, Inc., Class B	37,017,595

		182,151,924

	TOTAL INDUSTRIALS	537,226,054

INFORMATION TECHNOLOGY – (8.80%)
Semiconductors & Semiconductor Equipment – (1.92%)
6,478,300	Texas Instruments Inc.	137,987,790

Software & Services – (3.89%)
3,401,000	Activision Blizzard, Inc. *	42,954,630
243,300	Google Inc., Class A *	102,567,981
5,605,000	Microsoft Corp.	133,286,900

		278,809,511

Technology Hardware & Equipment – (2.99%)
3,474,300	Agilent Technologies, Inc. *	70,563,033
2,491,000	Cisco Systems, Inc. *	46,432,240
2,533,000	Hewlett-Packard Co.	97,900,450

		214,895,723

	TOTAL INFORMATION TECHNOLOGY	631,693,024

MATERIALS – (5.71%)
1,339,500	BHP Billiton PLC (United Kingdom)	30,059,079
930,600	Martin Marietta Materials, Inc.	73,405,728
517,800	Monsanto Co.	38,493,252
186,400	Potash Corp. of Saskatchewan Inc. (Canada)	17,344,520
477,500	Rio Tinto PLC (United Kingdom)	16,536,518

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
7,883,400	Sealed Air Corp.	$145,448,730
4,561,630	Sino-Forest Corp. (Canada)*	48,630,196
924,100	Vulcan Materials Co.	39,828,710

	TOTAL MATERIALS	409,746,733

UTILITIES – (0.20%)
1,241,800	AES Corp. *	14,417,298

	TOTAL UTILITIES	14,417,298

	TOTAL COMMON STOCK – (Identified cost $6,033,835,205)	6,872,497,673

STOCK RIGHTS – (0.12%)
MATERIALS – (0.12%)
250,687	Rio Tinto PLC - FPR (United Kingdom)	8,454,818

	TOTAL STOCK RIGHTS – (Identified cost $10,024,812)	8,454,818

CONVERTIBLE BONDS – (0.57%)
MATERIALS – (0.18%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	12,906,600

	TOTAL MATERIALS	12,906,600

TELECOMMUNICATION SERVICES – (0.39%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	18,504,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	9,530,000

	TOTAL TELECOMMUNICATION SERVICES	28,034,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	40,940,600

CORPORATE BONDS – (1.04%)
CONSUMER DISCRETIONARY – (0.69%)
Automobiles & Components – (0.69%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	49,550,267

	TOTAL CONSUMER DISCRETIONARY	49,550,267

MATERIALS – (0.35%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)	25,135,150

	TOTAL MATERIALS	25,135,150

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	74,685,417

SHORT TERM INVESTMENTS – (2.26%)
COMMERCIAL PAPER – (0.04%)
3,388,000	Societe Generale North America, Inc., 0.10%, 07/01/09	3,388,000

	TOTAL COMMERCIAL PAPER	3,388,000

REPURCHASE AGREEMENTS – (2.22%)
49,144,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $49,144,096
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $50,126,880)	49,144,000
31,497,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $31,497,026
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $32,126,940)	31,497,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS – (CONTINUED)
$78,741,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $78,741,241
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $80,315,820)	$78,741,000

	TOTAL REPURCHASE AGREEMENTS	159,382,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $162,770,000)	162,770,000

	Total Investments – (99.73%) – (Identified cost $6,321,195,017) – (b)	7,159,348,508
	Other Assets Less Liabilities – (0.27%)	19,126,122

	Net Assets – (100.00%)	$7,178,474,630

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $6,322,507,167. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,671,682,686
	Unrealized depreciation	(834,841,345)

	Net unrealized appreciation	$836,841,341

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED SPECIAL SHARES, INC.	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (95.53%)
CONSUMER DISCRETIONARY – (20.14%)
Automobiles & Components – (0.50%)
16,360	Johnson Controls, Inc.	$355,339

Consumer Durables & Apparel – (4.33%)
52,400	Garmin Ltd.	1,247,644
45,122	Hunter Douglas NV (Netherlands)	1,842,011

		3,089,655

Consumer Services – (2.79%)
23,240	H&R Block, Inc.	400,425
47,800	Yum! Brands, Inc.	1,593,652

		1,994,077

Media – (12.16%)
137,200	Comcast Corp., Special Class A	1,931,776
89,900	Grupo Televisa S.A., ADR (Mexico)	1,528,300
52,500	Lagardere S.C.A. (France)	1,743,286
21,800	Liberty Media Corp. - Entertainment, Series A *	581,624
65,280	News Corp., Class A	594,701
98,900	Walt Disney Co.	2,307,337

		8,687,024

Retailing – (0.36%)
5,670	CarMax, Inc. *	83,349
34,490	Liberty Media Corp. - Interactive, Series A *	172,795

		256,144

	TOTAL CONSUMER DISCRETIONARY	14,382,239

CONSUMER STAPLES – (0.92%)
Food & Staples Retailing – (0.04%)
630	Costco Wholesale Corp.	28,785

Food, Beverage & Tobacco – (0.88%)
19,665	Heineken Holding NV (Netherlands)	624,570

	TOTAL CONSUMER STAPLES	653,355

ENERGY – (5.69%)
9,600	Devon Energy Corp.	523,200
15,500	Occidental Petroleum Corp.	1,020,055
27,600	Tenaris S.A., ADR (Argentina)	746,304
23,871	Transocean Ltd. *	1,773,377

	TOTAL ENERGY	4,062,936

FINANCIALS – (15.81%)
Banks – (1.05%)
	Commercial Banks – (1.05%)
30,900	Wells Fargo & Co.	749,634

Diversified Financials – (8.05%)
	Capital Markets – (3.92%)
52,790	Bank of New York Mellon Corp.	1,547,275
53,800	Charles Schwab Corp.	943,114
25,552	E*TRADE Financial Corp. *	32,451
7,170	Julius Baer Holding AG (Switzerland)	278,340

		2,801,180

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (4.13%)
295	CME Group Inc.	$91,777
95,000	Oaktree Capital Group LLC, Class A (a)	2,042,500
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	814,499

		2,948,776

		5,749,956

Insurance – (6.71%)
	Insurance Brokers – (0.14%)
5,018	Brown & Brown, Inc.	100,009

	Life & Health Insurance – (0.69%)
21,530	Power Corp. of Canada (Canada)	496,811

	Property & Casualty Insurance – (4.41%)
260	Berkshire Hathaway Inc., Class B *	752,890
8,445	Markel Corp. *	2,378,956
3,925	MBIA Inc. *	16,995

		3,148,841

	Reinsurance – (1.47%)
280	Everest Re Group, Ltd.	20,040
5,530	RenaissanceRe Holdings Ltd.	257,366
17,768	Transatlantic Holdings, Inc.	769,887

		1,047,293

		4,792,954

	TOTAL FINANCIALS	11,292,544

HEALTH CARE – (17.64%)
Health Care Equipment & Services – (6.14%)
23,705	Becton, Dickinson and Co.	1,690,404
4,170	Cardinal Health, Inc.	127,393
30,300	IDEXX Laboratories, Inc. *	1,398,042
1,500	Laboratory Corp. of America Holdings *	101,685
42,840	UnitedHealth Group Inc.	1,070,143

		4,387,667

Pharmaceuticals, Biotechnology & Life Sciences – (11.50%)
56,300	Johnson & Johnson	3,197,840
19,000	Merck & Co., Inc.	531,240
39,600	Pfizer Inc.	594,000
154,800	Schering-Plough Corp.	3,888,576

		8,211,656

	TOTAL HEALTH CARE	12,599,323

INDUSTRIALS – (9.21%)
Capital Goods – (5.54%)
32,450	ABB Ltd., ADR (Switzerland)	512,061
181,952	Blount International, Inc. *	1,566,607
45,100	Shaw Group Inc. *	1,236,191
9,250	Siemens AG, Registered (Germany)	637,917

		3,952,776

Commercial & Professional Services – (2.18%)
260	D&B Corp.	21,115

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
53,536	Iron Mountain Inc. *	$1,539,160

		1,560,275

Transportation – (1.49%)
118,300	Clark Holdings, Inc. *	88,725
12,460	Kuehne & Nagel International AG, Registered (Switzerland)	975,883

		1,064,608

	TOTAL INDUSTRIALS	6,577,659

INFORMATION TECHNOLOGY – (20.46%)
Semiconductors & Semiconductor Equipment – (3.11%)
104,400	Texas Instruments Inc.	2,223,720

Software & Services – (12.43%)
98,900	Activision Blizzard, Inc. *	1,249,107
10,424	Google Inc., Class A *	4,394,446
99,650	Microsoft Corp.	2,369,677
21,500	SAP AG, ADR (Germany)	864,085

		8,877,315

Technology Hardware & Equipment – (4.92%)
76,300	Agilent Technologies, Inc. *	1,549,653
53,324	Cisco Systems, Inc. *	993,959
22,470	Harris Corp.	637,249
8,500	Hewlett-Packard Co.	328,525

		3,509,386

	TOTAL INFORMATION TECHNOLOGY	14,610,421

MATERIALS – (4.92%)
8,200	Monsanto Co.	609,588
36,680	Sigma-Aldrich Corp.	1,817,494
101,900	Sino-Forest Corp. (Canada)*	1,086,326

	TOTAL MATERIALS	3,513,408

TELECOMMUNICATION SERVICES – (0.33%)
7,518	American Tower Corp., Class A *	237,043

	TOTAL TELECOMMUNICATION SERVICES	237,043

UTILITIES – (0.41%)
11,210	NRG Energy, Inc. *	291,012

	TOTAL UTILITIES	291,012

	TOTAL COMMON STOCK – (Identified cost $74,682,757)	68,219,940

CONVERTIBLE BONDS – (1.49%)
TELECOMMUNICATION SERVICES – (1.49%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,060,125

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,060,125

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (2.86%)
$630,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $630,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $642,600)	$630,000
404,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $404,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $412,080)	404,000
1,009,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $1,009,003
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $1,029,180)	1,009,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,043,000)	2,043,000

	Total Investments – (99.88%) – (Identified cost $77,825,757) – (b)	71,323,065
	Other Assets Less Liabilities – (0.12%)	87,071

	Net Assets – (100.00%)	$71,410,136

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $78,382,289. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,100,211
	Unrealized depreciation	(14,159,435)

	Net unrealized depreciation	$(7,059,224)

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value (Note 1)
FANNIE MAE – (12.44%)
$200,000	6.50%, 07/15/09	$200,284
2,000,000	0.9125%, 07/28/09 (a)	2,000,741
327,000	6.625%, 09/15/09	330,208
172,000	4.03%, 09/22/09	173,131
200,000	0.63%, 11/16/09 (b)	199,517
200,000	3.875%, 12/10/09	202,830
130,000	7.25%, 01/15/10	134,581
200,000	0.47%, 02/22/10 (b)	199,384
300,000	3.40%, 06/10/10	307,406

	TOTAL FANNIE MAE – (Identified cost $3,748,082)	3,748,082

FEDERAL FARM CREDIT BANK – (11.65%)
100,000	5.25%, 08/03/09	100,392
175,000	5.00%, 09/18/09	176,608
500,000	5.375%, 09/22/09	505,542
150,000	5.00%, 10/23/09	152,165
105,000	6.20%, 11/30/09	107,491
500,000	3.00%, 12/30/09	506,397
105,000	5.30%, 01/04/10	107,548
500,000	0.2075%, 03/29/10 (a)	499,739
148,000	4.75%, 05/07/10	153,244
200,000	0.235%, 06/22/10 (a)	199,901
1,000,000	0.205%, 06/24/10 (a)	1,000,000

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,509,027)	3,509,027

FEDERAL HOME LOAN BANK – (36.54%)
295,000	5.375%, 07/17/09	295,461
300,000	5.00%, 09/18/09	302,350
1,000,000	1.06375%, 10/13/09 (a)	1,000,775
700,000	4.10%, 10/28/09	708,650
400,000	0.31%, 11/06/09 (b)	399,559
625,000	4.25%, 11/13/09	633,656
475,000	4.25%, 11/20/09	481,491
100,000	4.10%, 11/30/09	101,483
500,000	5.00%, 12/11/09	509,960
500,000	3.75%, 01/08/10	508,742
3,000,000	0.82%, 01/27/10 (a)	3,002,892
2,000,000	0.72%, 02/02/10 (a)	2,000,000
400,000	0.44%, 02/03/10 (b)	398,939
220,000	5.25%, 02/09/10	226,422
230,000	3.875%, 02/12/10	234,820
200,000	0.999%, 07/09/10 (a)	200,298

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $11,005,498)	11,005,498

FREDDIE MAC – (19.69%)
310,000	4.25%, 07/15/09	310,254
1,000,000	6.625%, 09/15/09	1,012,027
200,000	4.00%, 09/22/09	201,468

SELECTED FUNDS                                                                                                                       Schedule of Investments

SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value (Note 1)
FREDDIE MAC – (CONTINUED)
$281,000	4.20%, 10/28/09	$284,146
780,000	0.39%, 11/02/09 (b)	778,952
2,328,000	4.75%, 11/03/09	2,362,506
100,000	4.125%, 11/18/09	101,394
157,000	4.00%, 12/15/09	159,523
700,000	4.875%, 02/09/10	718,807

	TOTAL FREDDIE MAC – (Identified cost $5,929,077)	5,929,077

MORTGAGES – (4.96%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (1.79%)
440,118	Fannie Mae, 0.81375%, 11/25/09 (a)	438,205
98,538	Freddie Mac, 5.50%, 05/15/10	99,949

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	538,154

FANNIE MAE POOLS – (2.14%)
443,325	5.00%, 09/01/09, Pool No. 254468	444,729
198,800	4.50%, 12/01/09, Pool No. 254582	200,645

	TOTAL FANNIE MAE POOLS	645,374

FREDDIE MAC POOLS – (1.03%)
308,283	4.50%, 11/01/09, Pool No. M90955	310,997

	TOTAL FREDDIE MAC POOLS	310,997

	TOTAL MORTGAGES – (Identified cost $1,494,525)	1,494,525

OTHER AGENCIES – (2.77%)
436,000	Government Loan Trust (Israel), 0.4086%, 10/01/09 (b)	435,555
400,000	FICO Strip 0.5827%, 12/06/09 (b)	398,998

	TOTAL OTHER AGENCIES – (Identified cost $834,553)	834,553

PRIVATE EXPORT FUNDING – (0.33%)
100,000	6.67%, 09/15/09	100,466

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $100,466)	100,466

REPURCHASE AGREEMENTS – (11.31%)
1,051,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $1,051,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $1,072,020)	1,051,000
673,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $673,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $686,460)	673,000
1,683,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $1,683,005
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $1,716,660)	1,683,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $3,407,000)	3,407,000

SELECTED FUNDS                                                                                                                        Schedule of Investments

SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Total Investments – (99.69%) – (Identified cost $30,028,228) – (c)	$30,028,228
	Other Assets Less Liabilities – (0.31%)	92,715

	Net Assets – (100.00%)	$30,120,943

(a)

The interest rates on floating rate securities, shown as of June 30, 2009, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $30,028,228.

See Notes to Financial Statements

SELECTED FUNDS                                                                                                  Statements of Assets and Liabilities

At June 30, 2009 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$7,159,348,508	$71,323,065	$30,028,228
Cash	518,738	2,010	13,537
Cash - foreign currencies**	391,827	58,367	–
Receivables:
Capital stock sold	11,296,864	6,887	2,857
Dividends and interest	12,294,568	94,562	159,424
Investment securities sold	38,829,734	–	–
Prepaid expenses	109,046	1,393	979
Due from Adviser	–	–	10,150
Total assets	7,222,789,285	71,486,284	30,215,175
LIABILITIES:
Payables:
Investment securities purchased	34,600,828	–	–
Capital stock redeemed	4,140,828	775	46,693
Distributions payable	–	–	12,926
Accrued custodian fees	147,190	5,189	2,182
Accrued distribution service fees	974,333	4,135	–
Accrued management fees	3,592,537	45,021	8,624
Accrued transfer agent fees	740,964	11,990	3,464
Other accrued expenses	117,975	9,038	20,343
Total liabilities	44,314,655	76,148	94,232
NET ASSETS	$7,178,474,630	$71,410,136	$30,120,943
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$297,659,363	$2,238,199	$3,012,094
Additional paid-in capital	7,125,726,706	89,773,615	27,108,849
Undistributed net investment income	44,195,290	260,360	–
Accumulated net realized losses from investments and foreign currency transactions	(1,127,314,003)	(14,359,723)	–
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	838,207,274	(6,502,315)	–
Net Assets	$7,178,474,630	$71,410,136	$30,120,943

*Including:
Cost of investments	$6,321,195,017	$77,825,757	$30,028,228
Cost and market value of repurchase agreements (if greater than 10% of assets)	–	–	3,407,000

**Cost of cash - foreign currencies	393,266	58,590	–

SELECTED FUNDS                                                                         Statements of Assets and Liabilities – (Continued)

At June 30, 2009 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$4,239,253,838	$16,681,664	$4,271,813
Shares outstanding	140,634,445	2,095,810	4,271,813
Net asset value, offering, and redemption price per share(Net assets ÷ Shares outstanding)	$30.14	$7.96	$1.00
CLASS D SHARES:
Net assets	$2,939,220,792	$54,728,472	$25,849,130
Shares outstanding	97,493,045	6,856,984	25,849,130
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$30.15	$7.98	$1.00

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                     Statements of Operations

For the six months ended June 30, 2009 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$67,275,125	$603,322	$–
Interest	6,243,440	56,049	255,120
Net lending fees	97,421	–	–
Total income	73,615,986	659,371	255,120

Expenses:
Management fees (Note 3)	18,198,171	219,023	68,953
Custodian fees	390,504	14,158	7,270
Transfer agent fees:
Class S	2,116,468	23,424	7,801
Class D	454,361	16,427	6,097
Audit fees	30,600	10,200	8,400
Legal fees	63,631	3,747	4,162
Reports to shareholders	515,664	3,438	1,072
Directors’ fees and expenses	265,423	2,392	2,443
Registration and filing fees	62,500	16,000	17,000
Miscellaneous	140,189	7,182	5,369
Payments under distribution plan (Note 7):
Class S	4,980,005	18,822	5,428
Total expenses	27,217,516	334,813	133,995
Expenses paid indirectly (Note 4)	(5)	–	–
Reimbursement/waiver of expenses by Adviser (Notes 3 and 7)	–	–	(22,475)
Net expenses	27,217,511	334,813	111,520
Net investment income	46,398,475	324,558	143,600

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(733,903,473)	(5,699,006)	–
Foreign currency transactions	52,670	1,965	–
Net change in unrealized appreciation (depreciation)	998,358,395	15,820,342	–
Net realized and unrealized gain on investments and foreign currency transactions	264,507,592	10,123,301	–
Net increase in net assets resulting from operations	$310,906,067	$10,447,859	$143,600

*Net of foreign taxes withheld as follows	$1,143,297	$40,093	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                Statements of Changes in Net Assets

For the six months ended June 30, 2009 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$46,398,475	$324,558	$143,600
Net realized loss from investments and foreign currency transactions	(733,850,803)	(5,697,041)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	998,358,395	15,820,342	–
Net increase in net assets resulting from operations	310,906,067	10,447,859	143,600

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(8,353)
Class D	–	–	(135,247)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(410,014,406)	(1,355,580)	27,881
Class D	(83,803,035)	(1,122,210)	(41,453,867)

Total increase (decrease) in net assets	(182,911,374)	7,970,069	(41,425,986)

NET ASSETS:
Beginning of period	7,361,386,004	63,440,067	71,546,929
End of period*	$7,178,474,630	$71,410,136	$30,120,943

*Including undistributed net investment income of	$44,195,290	$260,360	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                Statements of Changes in Net Assets

For the year ended December 31, 2008

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$103,808,560	$715,538	$2,602,966
Net realized loss from investments and foreign currency transactions	(290,862,323)	(7,040,835)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,790,394,567)	(49,785,249)	–
Net increase (decrease) in net assets resulting from operations	(4,977,448,330)	(56,110,546)	2,602,966

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(55,442,250)	–	(97,566)
Class D	(47,995,856)	(153,552)	(2,505,400)
Return of capital:
Class S	(1,177,433)	–	–
Class D	(1,019,293)	(25,788)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(42,931,837)	(10,657,415)	(631,978)
Class D	(134,262,825)	(6,271,172)	(42,883,336)

Total decrease in net assets	(5,260,277,824)	(73,218,473)	(43,515,314)

NET ASSETS:
Beginning of year	12,621,663,828	136,658,540	115,062,243
End of year*	$7,361,386,004	$63,440,067	$71,546,929

*Including overdistributed net investment income of	$(2,203,185)	$(64,198)	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                             Notes to Financial Statements

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$645,998,032	$14,382,239	$–
Consumer staples	848,839,898	653,355	–
Energy	1,149,027,298	4,062,936	–
Financials	2,003,579,972	9,250,044	–
Health care	631,969,364	12,599,323	–
Industrials	537,226,054	6,577,659	–
Information technology	631,693,024	14,610,421	–
Materials	418,201,551	3,513,408	–
Telecommunication services	–	237,043	–
Utilities	14,417,298	291,012	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	–	26,621,228
Convertible debt securities	40,940,600	1,060,125	–
Corporate debt securities	74,685,417	–	–
Equity securities:
Financials	–	2,042,500	–
Short-term securities	162,770,000	2,043,000	3,407,000
Level 3 – Significant Unobservable
Inputs:	–	–	–
Total	$7,159,348,508	$71,323,065	$30,028,228

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency- The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes- It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008, each fund had available for federal income tax purposes unused capital loss carryforwards, post October 2008 capital losses, and post October 2008 foreign currency losses as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected Special Shares
Expiring
12/31/2012	$29,605,000	$–
12/31/2013	69,420,000	–
12/31/2014	–	–
12/31/2015	–	–
12/31/2016	291,657,000	4,823,000
Total	$390,682,000	$4,823,000

	Post October 2008 Capital Losses (expire December 31, 2017)	Post October 2008 Foreign Currency Losses (deferred)
Selected American Shares	$1,469,000	$83,000
Selected Special Shares	3,277,000	500

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and redesignation of distributions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses- The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2009 for Selected American Shares and Selected Special Shares were as follows:

	Selected American Shares	Selected Special Shares
Cost of purchases	$544,539,294	$8,471,555
Proceeds of sales	953,523,524	11,190,452

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares was 0.65% of the average net assets for the first $500 million, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The annual rate for Selected Special Shares was 0.70% of the average net assets for the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of the average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2009, approximated 0.55% and 0.69% of the average net assets for Selected American Shares and Selected Special Shares, respectively. The annual rate for the Selected Daily Government Fund is 0.30% of the average net assets. Effective July 1, 2009, the Adviser voluntarily reduced the advisory fee breakpoints above 0.55% for Selected American Shares and Selected Special Shares. As a result, the new annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion. For Selected Special Shares the new annual rate is 0.55% of the average net assets.

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES –

(CONTINUED)

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2009 was $90,255, $4,140, and $1,355 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.50% for Class S and D shares (Class S shares was 0.75% until May 1, 2009). During the six months ended June 30, 2009, such reimbursements amounted to $20,630. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $5 for Selected American Shares, and no reductions for Selected Special Shares and Selected Daily Government Fund, during the six months ended June 30, 2009.

NOTE 5 - CAPITAL STOCK

At June 30, 2009, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At June 30, 2009, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At June 30, 2009, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

Class S	Six months ended June 30, 2009 (Unaudited)
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	17,773,376	46,818	1,557,608
Shares issued in reinvestment of distributions	–	–	8,974
	17,773,376	46,818	1,566,582
Shares redeemed	(34,120,403)	(250,134)	(1,538,701)
Net increase (decrease)	(16,347,027)	(203,316)	27,881

Proceeds from shares sold	$475,746,436	$334,519	$1,557,608
Proceeds from shares issued in reinvestment of distributions	–	–	8,974
	475,746,436	334,519	1,566,582
Cost of shares redeemed	(885,760,842)	(1,690,099)	(1,538,701)
Net increase (decrease)	$(410,014,406)	$(1,355,580)	$27,881

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class S	Year ended December 31, 2008
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	52,788,052	205,953	2,911,490
Shares issued in reinvestment of distributions	2,146,603	–	93,798
	54,934,655	205,953	3,005,288
Shares redeemed	(57,050,156)	(1,335,225)	(3,637,266)
Net decrease	(2,115,501)	(1,129,272)	(631,978)

Proceeds from shares sold	$1,973,690,601	$1,847,371	$2,911,490
Proceeds from shares issued in reinvestment of distributions	55,103,276	–	93,798
	2,028,793,877	1,847,371	3,005,288
Cost of shares redeemed	(2,071,725,714)	(12,504,786)	(3,637,266)
Net decrease	$(42,931,837)	$(10,657,415)	$(631,978)

Class D	Six months ended June 30, 2009 (Unaudited)
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	5,663,422	76,665	4,410,633
Shares issued in reinvestment of distributions	–	–	171,300
	5,663,422	76,665	4,581,933
Shares redeemed	(9,242,600)	(242,937)	(46,035,800)
Net decrease	(3,579,178)	(166,272)	(41,453,867)

Proceeds from shares sold	$151,942,723	$538,893	$4,410,633
Proceeds from shares issued in reinvestment of distributions	–	–	171,300
	151,942,723	538,893	4,581,933
Cost of shares redeemed	(235,745,758)	(1,661,103)	(46,035,800)
Net decrease	$(83,803,035)	$(1,122,210)	$(41,453,867)

Class D	Year ended December 31, 2008
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	16,281,582	347,821	13,790,987
Shares issued in reinvestment of distributions	1,377,495	20,267	2,637,462
	17,659,077	368,088	16,428,449
Shares redeemed	(21,633,056)	(1,023,109)	(59,311,785)
Net decrease	(3,973,979)	(655,021)	(42,883,336)

Proceeds from shares sold	$637,480,859	$3,086,028	$13,790,987
Proceeds from shares issued in reinvestment of distributions	35,291,397	119,775	2,637,462
	672,772,256	3,205,803	16,428,449
Cost of shares redeemed	(807,035,081)	(9,476,975)	(59,311,785)
Net decrease	$(134,262,825)	$(6,271,172)	$(42,883,336)

SELECTED FUNDS                                                                                    Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2009.

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. For the six months ended June 30, 2009, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $4,980,005, $18,822, and $5,428, respectively.

Effective May 1, 2009 Davis Distributors, LLC has entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2009. During the six months ended June 30, 2009, such fee elimination amounted to $1,845.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2009, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected American Shares amounted to $97,122,017 or 1.35% of the Fund’s net assets as of June 30, 2009. The aggregate value of illiquid securities in Selected Special Shares amounted to $2,042,500 or 2.86% of the Fund’s net assets as of June 30, 2009. Information regarding illiquid securities is as follows:

						Valuation per
		Acquisition		Units/	Cost per	Unit/ Share as of
Fund	Security	Date	Principal	Shares	Unit/ Share	June 30, 2009

Selected
American	Harley-Davidson, Inc., Sr.
Shares	Notes, 15.00%, 02/01/14	02/03/09	47,000,000	470,000	$100.00	$105.43

Selected	Level 3 Communications,
American	Inc., Conv. Sr. Notes,
Shares	15.00%, 01/15/13	12/23/08	8,000,000	80,000	$100.00	$119.13

Selected
American	Sealed Air Corp., Sr. Notes,
Shares	12.00%, 02/14/14	01/26/09	25,000,000	250,000	$100.00	$100.54

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	15,365,000	153,650	$100.00	$84.00

Selected
Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	N/A	95,000	$27.98	$21.50

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2009[d]	$28.54	$0.17[e]	$1.43	$1.60
Year ended December 31, 2008	$47.78	$0.34[e]	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49[e]	$1.72	$2.21
Year ended December 31, 2006	$40.24	$0.30[e]	$5.81	$6.11
Year ended December 31, 2005	$36.87	$0.31	$3.34	$3.65
Year ended December 31, 2004	$33.17	$0.26	$3.71	$3.97
Selected American Shares Class D:
Six months ended June 30, 2009[d]	$28.50	$0.21[e]	$1.44	$1.65
Year ended December 31, 2008	$47.79	$0.48[e]	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63[e]	$1.73	$2.36
Year ended December 31, 2006	$40.23	$0.45[e]	$5.81	$6.26
Year ended December 31, 2005	$36.86	$0.41[e]	$3.35	$3.76
Period ended from 05/03/2004[g] to 12/31/2004	$34.12	$0.18	$2.91	$3.09
Selected Special Shares Class S:
Six months ended June 30, 2009[d]	$6.80	$0.02[e]	$1.14	$1.16
Year ended December 31, 2008	$12.30	$0.04[e]	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–[e,h]	$(0.17)	$(0.17)
Year ended December 31, 2006	$12.47	$(0.03)[e]	$2.22	$2.19
Year ended December 31, 2005	$12.44	$0.02	$1.03	$1.05
Year ended December 31, 2004	$11.70	$0.05	$1.26	$1.31
Selected Special Shares Class D:
Six months ended June 30, 2009[d]	$6.81	$0.04[e]	$1.13	$1.17
Year ended December 31, 2008	$12.30	$0.08[e]	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05[e]	$(0.17)	$(0.12)
Year ended December 31, 2006	$12.46	$0.02[e]	$2.23	$2.25
Year ended December 31, 2005	$12.42	$0.05[e]	$1.04	$1.09
Period ended from 05/03/2004[g] to 12/31/2004	$11.97	$0.05	$1.00	$1.05

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$30.14	5.61%	$4,239	0.95%[f]	0.95%[f]	1.27%[f]	8%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%
$(0.29)	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%	0.90%	0.72%	9%
$(0.28)	$–	$–	$(0.28)	$40.24	9.90%	$7,978	0.90%	0.90%	0.81%	4%
$(0.26)	$–	$(0.01)	$(0.27)	$36.87	11.97%	$6,660	0.92%	0.92%	0.76%	3%

$–	$–	$–	$–	$30.15	5.79%	$2,939	0.63%[f]	0.63%[f]	1.59%[f]	8%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%
$(0.42)	$–	$–	$(0.42)	$46.07	15.59%	$4,407	0.58%	0.58%	1.04%	9%
$(0.39)	$–	$–	$(0.39)	$40.23	10.19%	$1,675	0.61%	0.60%	1.11%	4%
$(0.34)	$–	$(0.01)	$(0.35)	$36.86	9.08%	$681	0.65%[f]	0.65%[f]	1.10%[f]	3%

$–	$–	$–	$–	$7.96	17.06%	$17	1.44%[f]	1.44%[f]	0.65%[f]	14%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%
$(0.11)	$(0.57)	$–	$(0.68)	$13.98	17.74%	$55	1.16%	1.16%	(0.20)%	41%
$(0.13)	$(0.89)	$–	$(1.02)	$12.47	8.45%	$68	1.16%	1.12%	0.11%	53%
$(0.04)	$(0.53)	$–	$(0.57)	$12.44	11.34%	$91	1.17%	1.17%	0.37%	30%

$–	$–	$–	$–	$7.98	17.18%	$55	0.94%[f]	0.94%[f]	1.15%[f]	14%
$(0.03)	$–	$–[h]	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%
$(0.16)	$(0.57)	$–	$(0.73)	$13.98	18.19%	$95	0.83%	0.83%	0.13%	41%
$(0.16)	$(0.89)	$–	$(1.05)	$12.46	8.83%	$55	0.87%	0.86%	0.37%	53%
$(0.07)	$(0.53)	$–	$(0.60)	$12.42	8.91%	$20	0.91%[f]	0.91%[f]	0.86%[f]	30%

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended June 30, 2009[d]	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Year ended December 31, 2006	$1.000	$0.043	$–	$0.043
Year ended December 31, 2005	$1.000	$0.025	$–	$0.025
Year ended December 31, 2004	$1.000	$0.007	$–	$0.007
Selected Daily Government Fund Class D:
Six months ended June 30, 2009[d]	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048
Year ended December 31, 2006	$1.000	$0.045	$–	$0.045
Year ended December 31, 2005	$1.000	$0.027	$–	$0.027
Period ended from 05/03/2004[g] to 12/31/2004	$1.000	$0.007	$–	$0.007

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.002)	$–	$–	$(0.002)	$1.000	0.19%	$4	1.11%[f]	0.67%[f]	0.44%[f]	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA
$(0.043)	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%	NA
$(0.025)	$–	$–	$(0.025)	$1.000	2.57%	$100	0.68%	0.67%	2.54%	NA
$(0.007)	$–	$–	$(0.007)	$1.000	0.73%	$107	0.68%	0.68%	0.72%	NA

$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$26	0.53%[f]	0.47%[f]	0.64%[f]	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$104	0.40%	0.40%	4.55%	NA
$(0.027)	$–	$–	$(0.027)	$1.000	2.75%	$11	0.50%	0.50%	2.71%	NA
$(0.007)	$–	$–	$(0.007)	$1.000	0.74%	$5	0.44%[f]	0.44%[f]	1.21%[f]	NA

[d]	Unaudited.
[e]	Per share calculations were based on average shares outstanding for the period.
[f]	Annualized.
[g]	Inception date of class.
[h]	Less than $0.005 per share.
See Notes to Financial Statements

SELECTED FUNDS                                                                                                                                    Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website www.selectedfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS                                                                                      Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in April 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

SELECTED FUNDS                                                            Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Selected Advisers, the extent to which economies of scale might be realized if any of the Funds’ net assets increase, and whether the fee schedule reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Selected Advisers in providing such services. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Selected American Shares

The Independent Directors noted that Selected American Shares had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods, and out-performed in the ten-year time period, all ended March 31, 2009. A report prepared by an independent service provider indicated that the Fund had under-performed its peer group over the one- and three-year time periods, and out-performed in the five- and ten-year time periods, all ended December 31, 2008. The Fund had out-performed the S&P 500® Index in 9 out of the last 11 rolling five calendar year time frames, and out-performed its peer group in every rolling five calendar year time frame ended December 31, 1998 through December 31, 2008. The Fund had out-performed both the Index and its peer group over every rolling ten calendar year time frame ended December 31, 2003 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Selected American Shares. The management fee and total expense ratio were both reasonable and below the average ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the contractual advisory fee, noting that it was above the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. Davis Selected Advisers obtained additional information from the independent service provider showing the contractual advisory fee to be below the average of all Large-Cap Funds.

Selected Special Shares

The Independent Directors noted that Selected Special Shares had under-performed its benchmark, the Russell 3000® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended March 31, 2009. A report prepared by an independent service provider indicated that the Fund trailed its peer group over the one-, three-, five-, and ten-year time periods, all ended December 31, 2008. The Independent Directors reviewed the Fund’s performance when measured over rolling five- and ten-year time frames ended December 31, 2008, versus both the Russell 3000® Index and its peer group. On a rolling five-year basis Selected Special Shares out-performed the Russell 3000® Index in 6 of the last 7 rolling five calendar year time frames and out-performed its peer group in 3 of the last 7 rolling five calendar year time frames. On a rolling ten-year basis, Selected Special Shares out-performed the Russell 3000® Index in 3 of the last 6 rolling ten calendar year time frames and out-performed its peer group in 1 of the last 6 rolling ten calendar year time frames. Davis Selected Advisers began managing Selected Special Shares on a daily basis in May 2001 and believes that the rolling five calendar year time frames are more relevant given its tenure.

SELECTED FUNDS                                                            Director Approval of Advisory Agreements – (Continued)

Selected Special Shares – (Continued)

The Independent Directors considered the management fee and total expense ratio for Selected Special Shares. The management fee was reasonable and lower than the average of its peer group as determined by an independent service provider. The total expense ratio was higher than the average, but within the range, of the peer group as determined by an independent service provider.

Selected Daily Government Fund

The Independent Directors noted that a report prepared by an independent service provider indicated that Selected Daily Government Fund had out-performed its peer group over all time periods, and the Fund had been in the top quintile of the performance quintile distribution 100% of the time.

The Independent Directors considered the management fee and total expense ratio for Selected Daily Government Fund. The management fee was reasonable and lower than the average of its peer group as determined by an independent service provider. The total expense ratio was higher than the average, but within the range, of the peer group. The Independent Directors noted that the Adviser had capped total expenses on both Class S and Class D shares.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In June 2009 Davis Selected Advisers notified the Directors that it was voluntarily reducing the management fee of Selected American Shares and Selected Special Shares effective July 1, 2009.

Selected American Shares’ management fee was reduced by lowering the fee of 65 basis points on the first $500 million of assets and 60 basis points on the next $500 million of assets to a fee of 55 basis points.

Selected Special Shares’ management fee was reduced by lowering the fee of 70 basis points on the first $50 million of net assets, 67.5 basis points on the next $100 million of net assets, 65 basis points on the next $100 million of net assets and 60 basis points of assets in excess of $250 million to a fee of 55 basis points.

SELECTED FUNDS                                                                                                                          Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements); Director, Time Warner, Inc. (media and entertainment company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Director, Hartford Foundation for Public Giving; Director, Connecticut Public Broadcasting Networks

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University since 1985; Consultant, National Economic Research Associates; Co-Owner of B&H Enterprises of Ithaca (dba Ithaca Agway True Value) since 2000.	3	None

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director of Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director of certain Davis Funds (consisting of 6 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	10	Director of certain Davis Funds (consisting of 7 portfolios); Director, Washington Post Co. (newspaper publisher).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS                                                                                                Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc. c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 3, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 3, 2009